TRADE AND OTHER PAYABLES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables	$ 4,248	$ 4,252
Trade and other payables	8,211	8,172
Accruals and other payables	3,963	3,920
Payables for purchase of non-current assets	561	173
Mexico [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 2,432	$ 2,429